Revenue, government financing for research expenditures and sales - Additional Information (Details) € in Thousands, $ in Millions			1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 01, 2022 USD ($)	Mar. 31, 2023 EUR (€) target_option	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 19, 2022 target_option
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				€ 35,344	€ 41,271
Agreement related to IPH5201 with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				0	4,826
Milestone payment received | $		$ 5.0
Advance received | $						$ 5.0
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				0	4,826
Collaboration milestone payments receivable | $		$ 5.0
Agreement with Sanofi, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				2,000	3,000
Milestone payment received					2,000
Agreement with Sanofi, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 18,500			18,672	€ 0
Milestone payment received			€ 25,000
Advance received			25,000
Payments for licenses			18,500
Payments for research work			1,500	1,400
Payments for target options			€ 5,000	€ 5,000
Number of target options | target_option			2				2